CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Jun. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Current assets
Cash	$ 7,966,500		$ 7,827,487		$ 1,283,523
Accounts receivable	12,927		18,612		4,960
Prepaid expenses and other current assets	723,921		944,683		1,477,197
Total current assets	8,703,348		8,790,782		2,765,680
Long-term assets
Property and equipment, net	621,903		672,861		571,873
Right of use assets, net	347,298		432,397		575,227
Intangible assets, net			5,333		21,333
Deposits	12,850		12,850		12,850
Patent costs, net	711,148		701,089		515,402
Total assets	10,396,547		10,615,312		4,462,365
Current liabilities
Accounts payable and accrued expenses	48,724		87,661		243,213
Lease liability - current	244,182		237,270		223,929
Finance agreement payable	76,691		306,764		374,000
Total current liabilities	369,597		631,695		841,142
Long-term liabilities
Lease liability – long term	302,251		425,829		663,099
Total liabilities	671,848		1,057,524		1,504,241
Stockholders' equity
Preferred stock, $.00001 par value; authorized - 100,000,000 shares; 0 shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively
Common stock, $.00001 par value; authorized - 300,000,000 shares; 1,740,269 and 1,531,468 shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively	17	[1]	15	[1]	205
Additional paid-in capital	35,794,778		32,309,606		17,326,299
Accumulated deficit	(26,070,096)		(22,751,833)		(14,368,380)
Total stockholders' equity	9,724,699		9,557,788		2,958,124
Total liabilities and stockholders' equity	$ 10,396,547		$ 10,615,312		$ 4,462,365

[1]	Retroactively restated for thirty-for-one share consolidation on May 12, 2025.